Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Goodwill	$ 385,332	$ 385,849		$ 385,332
Amortization of intangible assets	$ 6,500		$ 8,000	$ 18,600	$ 24,200
Stratasys-Objet reporting unit [Member]
Percentage of fair value exceeding carrying value of reporting units		8.00%
Goodwill		$ 386,000
Expected cash flow period		5 years
Discount rate (as a percent)		14.00%
Growth rate (as a percent)		3.10%
Percentage of decrease in terminal year growth rate		1.00%
Percentage of increase in terminal year growth rate		1.00%
Change in fair value due to 1% decrease in terminal year growth rate		$ 48,000
Change in fair value due to 1% increase in terminal year growth rate		$ 80,000